UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04813
BNY Mellon Investment Funds I
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Fixed Income Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Fixed Income Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class A – DHGAX
This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.86%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class A shares returned 4.31%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 4.86% for the same period.
What affected the Fund’s performance?
  Global fixed income markets performed well, supported by tighter spreads and high running yields. Performance of risk-free rates was mixed, with most major yield curves steepening.
  The Fund’s relative performance benefited primarily from active positioning for a steeper U.S. yield curve. Relative value in the inflation space and security selection were secondary drivers of performance.
  Underweight exposure to credit beta detracted from relative returns, particularly in the second and third quarters. Japanese yield curve flatteners and active foreign-exchange positioning were secondary detractors.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2015. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 4.50%	-0.40%	-0.14%	1.97%
without Sales Charge	4.31%	0.79%	2.44%
Bloomberg Global Aggregate Index (Hedged)	4.86%	0.34%	2.39%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,494	454	$14,010,450	85.94%
Portfolio Holdings (as of 12/31/25 )
Country Allocation (Based on Net Assets)

United States
63.5%
United Kingdom
4.5%
South Korea
4.1%
China
3.6%
Japan
3.0%
Italy
2.9%
Australia
2.4%
Spain
1.4%
France
1.3%
Canada
1.2%
Colombia
1.2%
Brazil
1.1%
Net Other Assets and Liabilities
9.8%

Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
44.9%
Foreign Governmental
30.8%
U.S. Government Agencies Mortgage-Backed
10.5%
Corporate Bonds and Notes
7.0%
Asset-Backed Securities
2.3%
Investment Companies
1.3%
Commercial Mortgage-Backed
0.7%
Collateralized Loan Obligations
0.7%
Futures
0.1%
Swap Agreements
0.0%*
Options Contracts
-0.0%*
Forward Foreign Currency Exchange Contracts
-0.3%
Net Other Assets and Liabilities
2.0%

* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6940AR1225

BNY Mellon Global Fixed Income Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class C – DHGCX
This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.55%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class C shares returned 3.54%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 4.86% for the same period.
What affected the Fund’s performance?
  Global fixed income markets performed well, supported by tighter spreads and high running yields. Performance of risk-free rates was mixed, with most major yield curves steepening.
  The Fund’s relative performance benefited primarily from active positioning for a steeper U.S. yield curve. Relative value in the inflation space and security selection were secondary drivers of performance.
  Underweight exposure to credit beta detracted from relative returns, particularly in the second and third quarters. Japanese yield curve flatteners and active foreign-exchange positioning were secondary detractors.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2015. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	2.54%	*	0.05%	1.68%
without Deferred Sales Charge	3.54%		0.05%	1.68%
Bloomberg Global Aggregate Index (Hedged)	4.86%		0.34%	2.39%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,494	454	$14,010,450	85.94%
Portfolio Holdings (as of 12/31/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6942AR1225

BNY Mellon Global Fixed Income Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class I – SDGIX
This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.54%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class I shares returned 4.63%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 4.86% for the same period.
What affected the Fund’s performance?
  Global fixed income markets performed well, supported by tighter spreads and high running yields. Performance of risk-free rates was mixed, with most major yield curves steepening.
  The Fund’s relative performance benefited primarily from active positioning for a steeper U.S. yield curve. Relative value in the inflation space and security selection were secondary drivers of performance.
  Underweight exposure to credit beta detracted from relative returns, particularly in the second and third quarters. Japanese yield curve flatteners and active foreign-exchange positioning were secondary detractors.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class I	4.63%	1.10%	2.75%
Bloomberg Global Aggregate Index (Hedged)	4.86%	0.34%	2.39%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,494	454	$14,010,450	85.94%
Portfolio Holdings (as of 12/31/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6934AR1225

BNY Mellon Global Fixed Income Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Class Y – DSDYX
This annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$50	0.49%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Class Y shares returned 4.69%.
  In comparison, the Bloomberg Global Aggregate Index (Hedged) (the “Index”) returned 4.86% for the same period.
What affected the Fund’s performance?
  Global fixed income markets performed well, supported by tighter spreads and high running yields. Performance of risk-free rates was mixed, with most major yield curves steepening.
  The Fund’s relative performance benefited primarily from active positioning for a steeper U.S. yield curve. Relative value in the inflation space and security selection were secondary drivers of performance.
  Underweight exposure to credit beta detracted from relative returns, particularly in the second and third quarters. Japanese yield curve flatteners and active foreign-exchange positioning were secondary detractors.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the Bloomberg Global Aggregate Index (Hedged) on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Class Y	4.69%	1.17%	2.81%
Bloomberg Global Aggregate Index (Hedged)	4.86%	0.34%	2.39%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,494	454	$14,010,450	85.94%
Portfolio Holdings (as of 12/31/25 )
Country Allocation (Based on Net Assets)
Allocation of Holdings (Based on Net Assets)
* Amount represents less than .1%.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0369AR1225

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $55,600  in 2024 and $56,700 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,100 in 2024 and $6,300 in 2025. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 in 2024 and $0 in 2025. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2024 and $0 in 2025.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $5,102,266 in 2024 and $5,175,542 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Fixed Income Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Class	Ticker
A	DHGAX
C	DHGCX
I	SDGIX
Y	DSDYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Fixed Income Fund
SCHEDULE OF INVESTMENTS
December 31, 2025

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.0%
Australia — 2.4%
Australia, Sr. Unscd. Bonds, Ser. 140	AUD	4.50	4/21/2033	22,400,000	14,921,434
Australia, Sr. Unscd. Bonds, Ser. 150	AUD	3.00	3/21/2047	5,240,000	2,525,296
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	1.75	3/20/2034	8,862,000	4,586,232
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	2.00	3/8/2033	19,591,000	10,755,370
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.25	2/20/2036	10,116,000	6,182,351
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.75	2/20/2035	4,848,000	3,128,903
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	4.75	2/20/2037	7,835,600	4,921,199
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	AUD	1.75	7/20/2034	27,809,000	14,143,679
Queensland Treasury Corp., Govt. Gtd. Bonds	AUD	2.00	8/22/2033	9,256,000	4,979,149
Queensland Treasury Corp., Govt. Gtd. Bonds(b)	AUD	4.50	8/22/2035	17,503,000	10,947,668
Treasury Corp. of Victoria, Govt. Gtd. Bonds	AUD	2.00	9/17/2035	8,814,000	4,382,578
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	4.75	9/15/2036	41,354,000	26,017,630
					107,491,489
Austria — .5%
Austria, Sr. Unscd. Bonds(b)	EUR	2.90	2/20/2034	9,875,000	11,527,136
Volksbank Wien AG, Sub. Notes(c)	EUR	5.50	12/4/2035	7,700,000	9,420,064
					20,947,200
Belgium — .2%
Belgium, Sr. Unscd. Notes, Ser. 98(b)	EUR	3.30	6/22/2054	6,825,000	6,739,026
Bermuda — .4%
Athora Holding Ltd., Sub. Notes	EUR	5.88	9/10/2034	6,300,000	7,900,420
RLGH Finance Bermuda Ltd., Gtd. Notes		8.25	7/17/2031	7,045,000	7,999,392
					15,899,812
Brazil — 1.1%
Brazil Notas do Tesouro Nacional, Notes, Ser. F	BRL	10.00	1/1/2033	327,934,000	50,540,642
Canada — 1.2%
Canada, Bonds	CAD	3.25	9/1/2028	17,600,000	13,001,983
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	CAD	5.40	9/15/2028	10,988,497	8,142,800
Province of Alberta Canada, Unscd. Bonds	CAD	4.45	12/1/2054	4,176,000	2,967,301
Province of Alberta Canada, Unscd. Debs.	CAD	3.10	6/1/2050	4,172,000	2,368,728
Province of Ontario Canada, Sr. Unscd. Notes	CAD	4.15	12/2/2054	11,261,000	7,626,434
Province of Ontario Canada, Sr. Unscd. Notes	CAD	4.60	12/2/2055	21,393,000	15,623,881
Province of Quebec Canada, Sr. Unscd. Notes	CAD	4.20	12/1/2057	8,416,000	5,654,488
					55,385,615
Cayman Islands — .3%
Octagon 61 Ltd., Ser. 2023-2A, Cl. A1R, (3 Month TSFR +1.40%)(b),(d)		5.28	4/20/2038	7,900,000	7,927,966
Regatta XXV Funding Ltd. CLO, Ser. 2023-1A, Cl. A1R, (3 Month TSFR +1.34%)(b),(d)		5.24	7/15/2038	5,775,000	5,798,198
					13,726,164
China — 3.6%
China, Bonds, Ser. INBK	CNY	1.61	2/15/2035	492,050,000	68,970,044
China, Bonds, Ser. INBK	CNY	1.92	1/15/2055	406,020,000	53,645,318
China, Bonds, Ser. INBK	CNY	2.15	8/25/2055	106,000,000	14,777,217
China, Bonds, Ser. INBK	CNY	3.00	10/15/2053	30,610,000	4,957,819
China, Bonds, Ser. INBK	CNY	3.73	5/25/2070	105,170,000	20,410,759
					162,761,157

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.0% (continued)
Colombia — 1.2%
Colombian TES, Bonds, Ser. B	COP	13.25	2/9/2033	195,440,000,000	52,157,606
Czechia — .1%
Czech Republic, Sr. Unscd. Bonds, Ser. 156	CZK	3.00	3/3/2033	96,730,000	4,318,740
Denmark — .1%
Denmark, Bonds, Ser. 31Y	DKK	4.50	11/15/2039	14,250,000	2,640,753
Finland — .1%
Finland, Sr. Unscd. Bonds, Ser. 10Y(b)	EUR	3.00	9/15/2033	3,750,000	4,417,775
France — 1.3%
BNP Paribas SA, Sr. Notes(b)		2.87	4/19/2032	2,110,000	1,928,812
France, Bonds, Ser. OAT(b)	EUR	3.00	5/25/2033	26,150,000	30,305,680
France, Bonds, Ser. OAT(b)	EUR	3.25	5/25/2055	8,625,000	8,161,324
France, Bonds, Ser. OAT(b)	EUR	4.00	10/25/2038	11,685,000	14,002,057
Suez SACA, Sr. Unscd. Notes	EUR	5.00	11/3/2032	3,400,000	4,311,952
					58,709,825
Germany — .3%
Aareal Bank AG, Sub. Notes	EUR	5.63	12/12/2034	1,900,000	2,326,419
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	0.63	4/15/2036	3,010,000	2,683,582
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	0.63	12/8/2050	1,500,000	809,605
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.13	5/29/2051	980,000	614,614
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.38	3/3/2034	726,000	739,172
Deutsche Bahn AG, Sr. Unscd. Notes	EUR	1.63	8/16/2033	3,480,000	3,667,721
Deutsche Bahn AG, Sr. Unscd. Notes(c)	EUR	1.88	5/24/2030	2,577,000	2,934,577
Merck KGaA, Jr. Sub. Notes(c)	EUR	3.88	8/27/2054	1,400,000	1,657,335
					15,433,025
Greece — .1%
Hellenic Republic, Sr. Unscd. Notes(b)	EUR	4.38	7/18/2038	3,438,000	4,326,704
Hungary — .0%
Hungary, Bonds, Ser. 33A	HUF	2.25	4/20/2033	710,000	1,634
Indonesia — .2%
Indonesia, Bonds, Ser. FR83	IDR	7.50	4/15/2040	109,930,000,000	7,211,667
Ireland — .3%
Ireland, Unscd. Bonds	EUR	2.60	10/18/2034	3,950,000	4,498,154
Sequoia Logistics DAC, Ser. 2025-1A, Cl. B, (3 Month EURIBOR +1.75%)(b),(d)	EUR	3.81	2/17/2037	7,793,000	9,202,449
					13,700,603
Italy — 2.9%
Eni SpA, Sr. Unscd. Notes(b)		5.50	5/15/2034	4,609,000	4,752,067
Eni SpA, Sr. Unscd. Notes(b)		5.95	5/15/2054	5,459,000	5,418,478
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Bonds, Ser. 10Y	EUR	4.40	5/1/2033	51,375,000	65,288,265
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	EUR	4.30	10/1/2054	48,495,000	56,568,116
					132,026,926
Japan — 3.0%
Japan (20 Year Issue), Bonds, Ser. 183	JPY	1.40	12/20/2042	3,756,900,000	19,626,662
Japan (20 Year Issue), Bonds, Ser. 184	JPY	1.10	3/20/2043	1,066,400,000	5,267,004
Japan (30 Year Issue), Bonds, Ser. 66	JPY	0.40	3/20/2050	606,600,000	2,042,400
Japan (30 Year Issue), Bonds, Ser. 69	JPY	0.70	12/20/2050	782,050,000	2,796,476
Japan (30 Year Issue), Bonds, Ser. 83	JPY	2.20	6/20/2054	9,190,000,000	46,147,770
Japan (40 Year Issue), Bonds, Ser. 15	JPY	1.00	3/20/2062	1,473,600,000	4,769,928
Japan (40 Year Issue), Bonds, Ser. 17	JPY	2.20	3/20/2064	11,519,900,000	53,535,970
					134,186,210

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.0% (continued)
Jersey — .8%
Aptiv Swiss Holdings Ltd., Gtd. Bonds	EUR	4.25	6/11/2036	7,600,000	8,865,848
Aptiv Swiss Holdings Ltd., Gtd. Notes(c)		3.10	12/1/2051	3,790,000	2,437,035
Ballyrock 24 Ltd. CLO, Ser. 2023-24A, Cl. A1R, (3 Month TSFR +1.32%)(b),(d)		5.22	7/15/2038	5,420,000	5,428,732
Heathrow Funding Ltd., Sr. Scd. Notes	EUR	3.88	1/16/2036	8,000,000	9,288,193
Invesco US Ltd. CLO, Ser. 2023-3A, Cl. AR, (3 Month TSFR +1.31%)(b),(d)		5.21	7/15/2038	11,113,232	11,132,469
					37,152,277
Luxembourg — .2%
P3 Group Sarl, Sr. Unscd. Notes	EUR	3.75	4/2/2033	6,890,000	7,974,472
P3 Group Sarl, Sr. Unscd. Notes	EUR	4.00	4/19/2032	2,169,000	2,566,985
					10,541,457
Malaysia — .5%
Malaysia, Bonds, Ser. 318	MYR	4.64	11/7/2033	84,800,000	22,576,054
Mexico — .2%
Mexican Bonos, Bonds, Ser. M(c)	MXN	7.50	5/26/2033	190,500,000	9,850,077
Netherlands — .7%
ABN AMRO Bank NV, Sr. Notes(b)		5.52	12/3/2035	11,200,000	11,570,707
Netherlands, Bonds(b)	EUR	2.50	7/15/2034	13,300,000	15,190,769
Sartorius Finance BV, Gtd. Notes	EUR	4.88	9/14/2035	4,000,000	4,975,229
					31,736,705
New Zealand — .1%
New Zealand, Unscd. Bonds, Ser. 534	NZD	4.25	5/15/2034	9,220,000	5,293,390
Nigeria — .2%
Nigeria, Sr. Unscd. Notes(b)		8.63	1/13/2036	8,370,000	8,999,535
Peru — .1%
Peru, Bonds(b)	PEN	7.60	8/12/2039	8,000,000	2,600,452
Poland — .1%
Poland, Bonds, Ser. 1033	PLN	6.00	10/25/2033	11,625,000	3,464,794
Portugal — .1%
Portugal Obrigacoes do Tesouro OT, Sr. Unscd. Notes, Ser. 11Y(b)	EUR	2.88	10/20/2034	5,250,000	6,085,015
Romania — .2%
Romania, Sr. Unscd. Notes(b)	EUR	5.25	5/30/2032	9,096,000	10,961,018
Singapore — .3%
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes		5.11	5/19/2043	5,217,000	5,025,401
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes		5.30	5/19/2053	1,913,000	1,812,643
Singapore, Bonds	SGD	3.38	9/1/2033	5,615,000	4,773,355
					11,611,399
South Korea — 4.2%
Korea, Bonds, Ser. 2812	KRW	2.38	12/10/2028	11,350,200,000	7,753,043
Korea, Bonds, Ser. 3212	KRW	4.25	12/10/2032	42,127,800,000	30,815,546
Korea, Bonds, Ser. 3506	KRW	2.63	6/10/2035	210,000,000,000	136,977,027
Korea, Bonds, Ser. 5209	KRW	3.13	9/10/2052	8,610,000,000	5,804,472
Korea, Bonds, Ser. 5303	KRW	3.25	3/10/2053	7,778,000,000	5,362,886
					186,712,974
Spain — 1.4%
Cellnex Finance Co. SA, Gtd. Notes	EUR	2.00	2/15/2033	1,600,000	1,682,100
Cellnex Finance Co. SA, Gtd. Notes(c)	EUR	2.00	9/15/2032	4,300,000	4,577,572
Cellnex Finance Co. SA, Gtd. Notes	EUR	3.50	5/22/2032	2,100,000	2,451,755
Spain, Sr. Unscd. Bonds(b)	EUR	0.70	4/30/2032	27,750,000	28,623,491

SCHEDULE OF INVESTMENTS (continued)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.0% (continued)
Spain — 1.4% (continued)
Spain, Sr. Unscd. Bonds(b)	EUR	3.25	4/30/2034	16,975,000	20,122,847
Spain, Sr. Unscd. Notes(b)	EUR	3.45	10/31/2034	6,250,000	7,495,124
					64,952,889
Supranational — 1.1%
European Union, Sr. Unscd. Bonds, Ser. UFA	EUR	3.00	3/4/2053	8,406,311	8,236,227
European Union, Sr. Unscd. Notes, Ser. SURE	EUR	0.20	6/4/2036	14,551,000	12,577,535
European Union, Sr. Unscd. Notes, Ser. UFA	EUR	3.38	10/5/2054	6,666,674	6,941,707
European Union, Sr. Unscd. Notes, Ser. UFA	EUR	3.75	10/12/2045	18,548,870	21,510,247
					49,265,716
Sweden — .1%
Sweden, Bonds, Ser. 1066	SEK	2.25	5/11/2035	48,000,000	5,002,214
Switzerland — .4%
Swiss Confederation, Bonds	CHF	0.50	6/27/2032	14,445,000	18,600,213
Thailand — .5%
Thailand, Sr. Unscd. Bonds	THB	2.41	3/17/2035	600,400,000	20,398,873
United Kingdom — 4.5%
Northumbrian Water Finance PLC, Gtd. Notes	GBP	6.38	10/28/2034	8,640,000	12,281,454
Severn Trent Utilities Finance PLC, Gtd. Notes	GBP	5.25	4/4/2036	1,657,000	2,192,056
United Kingdom Gilt, Bonds	GBP	1.50	7/31/2053	113,800,000	70,567,395
United Kingdom Gilt, Bonds	GBP	3.25	1/31/2033	21,500,000	27,226,797
United Kingdom Gilt, Bonds	GBP	4.13	7/22/2029	11,600,000	15,777,540
United Kingdom Gilt, Bonds	GBP	4.25	7/31/2034	15,710,000	20,924,890
United Kingdom Gilt, Bonds	GBP	4.38	7/31/2054	27,525,000	32,535,584
United Kingdom Gilt, Bonds	GBP	4.50	6/7/2028	13,250,000	18,168,732
Yorkshire Water Finance PLC, Sr. Scd. Bonds	GBP	6.60	4/17/2031	2,200,000	3,126,159
					202,800,607
United States — 62.0%
A&D Mortgage Trust, Ser. 2023-NQM2, Cl. A1(b)		6.13	5/25/2068	2,396,688	2,399,506
Aligned Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2(b)		6.00	8/17/2048	3,914,000	3,943,549
AutoNation Finance Trust, Ser. 2025-1A, Cl. A3(b)		4.62	11/13/2029	2,656,000	2,681,616
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-4A, Cl. A(b)		5.49	6/20/2029	3,643,000	3,739,113
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-8A, Cl. A(b)		6.02	2/20/2030	2,831,000	2,970,733
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-2A, Cl. A(b)		5.12	8/20/2031	3,804,000	3,905,955
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-3A, Cl. A(b)		4.17	2/20/2030	2,055,000	2,055,605
Carrier Global Corp., Sr. Unscd. Notes		5.90	3/15/2034	4,583,000	4,918,309
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	435,395	426,150
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(c)		3.70	4/1/2051	7,130,000	4,505,691
Citigroup, Inc., Sr. Unscd. Bonds	EUR	3.49	10/22/2034	7,750,000	8,942,074
Citigroup, Inc., Sr. Unscd. Notes		5.45	6/11/2035	670,000	694,152
COLT Mortgage Loan Trust, Ser. 2023-2, Cl. A1(b)		6.60	7/25/2068	1,687,421	1,697,177
COLT Mortgage Loan Trust, Ser. 2023-4, Cl. A1(b)		7.16	10/25/2068	4,148,973	4,203,286
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)		5.45	4/20/2048	1,133,887	1,119,201
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)		5.56	11/20/2048	5,979,000	6,032,222
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)		5.18	9/27/2055	11,011,000	10,867,336
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)		2.66	4/25/2051	5,470,313	5,207,634
Duke Energy Carolinas LLC, First Mortgage Bonds		4.85	1/15/2034	9,715,000	9,847,301
ENT Auto Receivables Trust, Ser. 2023-1A, Cl. A3(b)		6.24	1/16/2029	1,276,636	1,284,311
Exelon Corp., Sr. Unscd. Notes		5.60	3/15/2053	4,480,000	4,345,738
Exelon Corp., Sr. Unscd. Notes(c)		5.88	3/15/2055	6,700,000	6,753,694

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.0% (continued)
United States — 62.0% (continued)
Exeter Automobile Receivables Trust, Ser. 2024-5A, Cl. C	4.64	1/15/2030	720,000	723,385
FMC Corp., Sr. Unscd. Notes(c)	5.65	5/18/2033	3,210,000	2,815,138
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	840,000	902,596
Ford Motor Credit Co. LLC, Sr. Unscd. Notes(c)	7.20	6/10/2030	1,600,000	1,716,212
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	6.25	1/25/2035	8,370,000	8,884,520
Global Payments, Inc., Sr. Unscd. Notes	5.20	11/15/2032	9,090,000	9,100,786
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	3,540,000	2,927,281
Kraft Heinz Foods Co., Gtd. Notes	5.00	6/4/2042	5,325,000	4,889,343
Kraft Heinz Foods Co., Gtd. Notes(c)	5.40	3/15/2035	552,000	567,329
Merchants Fleet Funding LLC, Ser. 2025-1A, Cl. A(b)	4.49	1/20/2039	8,687,000	8,720,648
Morgan Stanley, Sr. Unscd. Notes	5.32	7/19/2035	17,340,000	17,855,930
Morgan Stanley, Sr. Unscd. Notes, Ser. I(c)	4.89	10/22/2036	10,506,000	10,417,007
Mosaic Solar Loan Trust, Ser. 2023-2A, Cl. A(b)	5.36	9/22/2053	1,925,584	1,856,926
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	4,207,604	3,768,091
OBX Trust, Ser. 2025-NQM18, Cl. A1(b)	5.06	9/25/2065	5,846,065	5,868,923
OneMain Financial Issuance Trust, Ser. 2019-2A, Cl. B(b)	3.41	10/14/2036	500,000	487,724
Oracle Corp., Sr. Unscd. Notes	4.80	9/26/2032	2,800,000	2,703,947
Oracle Corp., Sr. Unscd. Notes(c)	5.95	9/26/2055	3,853,000	3,416,290
Oracle Corp., Sr. Unscd. Notes	6.10	9/26/2065	3,916,000	3,456,237
PenFed Auto Receivables Owner Trust, Ser. 2025-A, Cl. A3(b)	4.03	7/15/2030	1,513,000	1,517,730
Rentokil Terminix Funding LLC, Gtd. Notes(b)	5.00	4/28/2030	1,182,000	1,203,104
Repsol E&P Capital Markets US LLC, Gtd. Notes(b)	5.98	9/16/2035	3,423,000	3,492,443
Retained Vantage Data Centers Issuer LLC, Ser. 2023-1A, Cl. A2A(b)	5.00	9/15/2048	5,630,000	5,618,175
SBA Tower Trust, Asset Backed Notes(b)	1.88	1/15/2026	6,860,000	6,852,425
SBA Tower Trust, Asset Backed Notes(b)	2.59	10/15/2031	6,340,000	5,725,922
SpringCastle America Funding LLC, Ser. 2020-AA, Cl. A(b)	1.97	9/25/2037	1,361,553	1,287,633
Stack Infrastructure Issuer LLC, Ser. 2023-1A, Cl. A2(b)	5.90	3/25/2048	1,430,000	1,433,498
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	4,900,000	4,848,868
Store Capital LLC, Sr. Unscd. Notes(b)	5.40	4/30/2030	1,740,000	1,774,735
Sunnova Hestia I Issuer LLC, Ser. 2023-GRID1, Cl. 1A(b)	5.75	12/20/2050	732,336	733,777
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.60	6/12/2034	1,590,000	1,664,325
The AES Corp., Sr. Unscd. Notes	5.80	3/15/2032	6,528,000	6,698,456
The Dow Chemical Company, Sr. Unscd. Notes(c)	5.60	2/15/2054	3,988,000	3,469,983
The Dow Chemical Company, Sr. Unscd. Notes(c)	5.95	3/15/2055	3,842,000	3,499,535
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	9/30/2035	8,890,000	9,046,817
The Williams Companies, Inc., Sr. Unscd. Notes	5.60	3/15/2035	7,866,000	8,198,708
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049	6,857,913	6,900,126
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A(b)	2.75	3/17/2038	7,387,015	7,357,376
TRP LLC, Ser. 2021-1, Cl. A(b)	2.07	6/19/2051	5,905,534	5,696,075
TRP LLC, Ser. 2021-2, Cl. A(b)	2.15	6/19/2051	5,779,110	5,590,776
U.S. Treasury Bonds	4.63	2/15/2055	14,275,000	13,754,185
U.S. Treasury Bonds	4.75	2/15/2045	38,400,000	38,217,000
U.S. Treasury Bonds	4.75	5/15/2055	35,850,000	35,236,629
U.S. Treasury Bonds	5.00	5/15/2045	25,600,000	26,288,000
U.S. Treasury Inflation Indexed Bonds(e)	0.13	2/15/2052	69,431,018	36,778,835
U.S. Treasury Notes	3.50	10/31/2027	163,000,000	163,047,754
U.S. Treasury Notes	3.63	9/30/2030	182,502,800	181,825,543
U.S. Treasury Notes	3.63	10/31/2030	138,520,000	137,957,263
U.S. Treasury Notes	3.75	8/31/2031	60,000,000	59,812,500
U.S. Treasury Notes	3.88	8/15/2034	1,000,000	984,824

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 97.0% (continued)
United States — 62.0% (continued)
U.S. Treasury Notes(c)	3.88	6/30/2030	13,500,000	13,603,096
U.S. Treasury Notes	3.88	7/31/2027	126,800,000	127,552,875
U.S. Treasury Notes	3.88	8/31/2032	41,300,000	41,199,170
U.S. Treasury Notes(c)	4.00	2/28/2030	167,625,000	169,789,066
U.S. Treasury Notes	4.00	2/15/2034	37,170,000	37,062,556
U.S. Treasury Notes	4.00	3/31/2030	138,175,000	139,958,861
U.S. Treasury Notes(c)	4.00	11/15/2035	21,900,000	21,586,898
U.S. Treasury Notes(c)	4.13	2/28/2027	19,075,000	19,206,141
U.S. Treasury Notes	4.25	2/28/2031	19,300,000	19,746,689
U.S. Treasury Notes(c)	4.25	11/15/2034	44,825,000	45,305,643
U.S. Treasury Notes(f)	4.25	5/15/2035	50,900,000	51,333,445
U.S. Treasury Notes(c),(f)	4.25	8/15/2035	157,056,000	158,209,380
U.S. Treasury Notes	4.38	12/31/2029	151,275,000	155,349,379
U.S. Treasury Notes	4.63	9/30/2030	114,250,000	118,744,131
U.S. Treasury Notes(c),(f)	4.63	2/15/2035	196,924,500	204,451,478
Verizon Communications, Inc., Sr. Unscd. Notes	6.00	11/30/2065	4,543,000	4,488,590
Verus Securitization Trust, Ser. 2023-4, Cl. A1(b)	5.81	5/25/2068	1,465,024	1,466,542
Verus Securitization Trust, Ser. 2023-5, Cl. A1(b)	6.48	6/25/2068	1,598,530	1,605,379
WEA Finance LLC, Gtd. Notes(b)	2.88	1/15/2027	5,510,000	5,425,789
WEA Finance LLC, Gtd. Notes	2.88	1/15/2027	2,764,000	2,721,757
WEA Finance LLC, Gtd. Notes(b),(c)	4.13	9/20/2028	2,326,000	2,310,690
WEA Finance LLC/Westfield UK & Europe Finance PLC, Gtd. Notes(b)	4.75	9/17/2044	1,662,000	1,441,148
Federal Home Loan Mortgage Corp.:
2.50%, 10/1/2050-4/1/2052(g)			49,859,964	42,972,904
3.00%, 7/1/2052(g)			5,945,003	5,324,540
5.00%, 4/1/2053-2/1/2055(g)			47,514,800	47,704,253
5.50%, 9/1/2053-11/1/2055(g)			56,219,691	57,467,037
Federal National Mortgage Association:
2.00%, 7/1/2051(g)			17,138,757	13,933,201
2.50%, 9/1/2050-4/1/2052(g)			76,696,631	66,253,660
3.00%, 5/1/2050-11/1/2050(g)			36,877,995	33,365,504
5.00%, 9/1/2054-10/1/2054(g)			38,007,543	38,165,720
5.50%, 10/1/2052-12/1/2054(g)			82,012,045	83,736,756
6.00%, 1/1/2055-7/1/2055(g)			27,250,825	28,234,229
6.50%, 2/1/2054-10/1/2054(g)			13,719,790	14,396,000
Government National Mortgage Association II:
4.00%, 5/20/2050			4,854,791	4,628,630
4.50%, 1/20/2050-5/20/2053			38,474,510	37,769,175
				2,786,641,998
Total Bonds and Notes (cost $4,355,001,926)				4,357,870,230

Description/Number of Contracts /Counterparty		Exercise Price	Expiration Date	Notional Amount ($)(h)
Options Purchased — .0%
Put Options — .0%
Swaption Receiver Markit iTraxx Europe Index Series 44, Payer 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts N/A, Morgan Stanley & Co. LLC (cost $513,441)	EUR	0.60	1/21/2026	295,800,000	40,235

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $36,296,415)	3.89	36,296,415	36,296,415
Investment of Cash Collateral for Securities Loaned — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $21,949,136)	3.89	21,949,136	21,949,136
Total Investments (cost $4,413,760,918)		98.3%	4,416,156,016
Cash and Receivables (Net)		1.7%	77,940,453
Net Assets		100.0%	4,494,096,469

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan Renminbi
COP—Colombian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to $486,496,381 or 10.8% of net assets.

(c)
Security, or portion thereof, on loan. At December 31, 2025, the value of the fund’s securities on loan was $364,185,935 and the value of the collateral was
$378,147,748, consisting of cash collateral of $21,949,136 and U.S. Government & Agency securities valued at $356,198,612.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Held or partially held by a broker as collateral for open over-the-counter derivative contracts.

SCHEDULE OF INVESTMENTS (continued)
(g)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(h)	Notional amount stated in U.S. Dollars unless otherwise indicated.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	21,004,316	2,854,789,981	(2,839,497,882)	36,296,415	2,189,142
Investment of Cash Collateral for Securities Loaned - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	30,346,476	1,020,803,252	(1,029,200,592)	21,949,136	324,867††
Total - 1.3%	51,350,792	3,875,593,233	(3,868,698,474)	58,245,551	2,514,009

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	94	3/31/2026	10,280,640	10,274,640	(6,000)
10 Year U.S. Treasury Note	499	3/20/2026	56,154,651	56,106,313	(48,338)
Australian 3-Year Bond	593	3/16/2026	41,529,152(a)	41,550,791	21,639
Australian 10-Year Bond	2,954	3/16/2026	215,133,219(a)	215,831,610	698,391
Canadian 10 Year Bond	435	3/20/2026	38,781,945(a)	38,319,806	(462,139)
Euro-Bobl	1,255	3/6/2026	171,942,511(a)	171,321,597	(620,914)
Euro-BTP	527	3/6/2026	74,554,930(a)	74,431,127	(123,803)
Euro-Bund	1,532	3/6/2026	229,411,404(a)	229,677,844	266,440
Euro-Buxl 30 Year Bond	988	3/6/2026	129,710,865(a)	127,860,068	(1,850,797)
Euro-Schatz	1,866	3/6/2026	234,430,093(a)	234,182,269	(247,824)
Japanese 10 Year Bond	27	3/13/2026	22,957,975(a)	22,823,481	(134,494)
U.S. Treasury Long-Term Bond	50	3/20/2026	5,809,797	5,779,688	(30,109)
Futures Short
2 Year U.S. Treasury Note	64	3/31/2026	13,360,879	13,362,500	(1,621)
Euro-OAT	1,609	3/6/2026	228,902,157(a)	228,023,245	878,912
Long Gilt	684	3/27/2026	82,951,192(a)	84,242,939	(1,291,747)
Ultra 10 Year U.S. Treasury Note	2,761	3/20/2026	318,954,999	317,558,154	1,396,845
Ultra U.S. Treasury Bond	2,997	3/20/2026	358,195,806	353,646,001	4,549,805
Gross Unrealized Appreciation					7,812,032
Gross Unrealized Depreciation					(4,817,786)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Options Written
Description/Contracts /Counterparty	Exercise Price	Expiration Date	Notional Amount ($)	Value ($)
Put Options:
Swaption Payer Markit CDX North America Investment Grade Index Series 45, Receiver 3 Month Fixed Rate of 1.00% terminating on 12/20/2030, Contracts N/A, Morgan Stanley & Co. LLC	0.58	1/21/2026	423,850,000	(70,148)
Total Options Written (premiums received $635,775)				(70,148)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Bank of America Corp.
United States Dollar	30,804,368	Colombian Peso	117,201,379,000	1/13/2026	(8,574)
Australian Dollar	6,212,000	United States Dollar	4,146,130	2/5/2026	142
Barclays Capital, Inc.
United States Dollar	22,222,034	Malaysian Ringgit	91,597,000	1/13/2026	(357,964)
United States Dollar	53,021,257	Canadian Dollar	73,850,000	1/13/2026	(815,810)
United States Dollar	44,641,882	Canadian Dollar	62,743,786	2/5/2026	(1,145,226)
Japanese Yen	923,917,000	United States Dollar	5,954,231	2/5/2026	(37,034)
Canadian Dollar	7,733,000	United States Dollar	5,510,325	2/5/2026	132,811
United States Dollar	5,200,796	Euro	4,400,000	2/5/2026	21,106
United States Dollar	2,275,984	British Pound	1,706,000	2/5/2026	(23,488)
British Pound	8,531,000	United States Dollar	11,296,938	2/5/2026	201,771
Swedish Krona	26,218,000	Euro	2,405,330	2/5/2026	21,642
United States Dollar	6,322,630	British Pound	4,737,000	2/5/2026	(62,247)
Swiss Franc	4,932,000	United States Dollar	6,161,051	2/5/2026	89,637
United States Dollar	6,012,741	Japanese Yen	926,757,000	2/5/2026	77,356
United States Dollar	2,729,294	New Zealand Dollar	4,701,000	2/5/2026	18,623
United States Dollar	10,043,367	New Zealand Dollar	17,486,940	2/5/2026	(39,877)
United States Dollar	6,559,723	Australian Dollar	10,053,000	2/5/2026	(150,269)
United States Dollar	62,684,035	Swedish Krona	595,837,343	2/5/2026	(2,158,606)
BNP Paribas Corp.
United States Dollar	20,427,491	Thai Baht	651,925,000	1/13/2026	(282,018)
United States Dollar	51,177,807	South Korean Won	75,031,015,000	1/13/2026	(929,326)
United States Dollar	61,031,720	South Korean Won	89,577,170,301	1/13/2026	(1,177,349)
United States Dollar	24,663,761	South Korean Won	36,190,000,000	1/13/2026	(469,274)
United States Dollar	14,720,320	New Zealand Dollar	25,723,000	2/5/2026	(111,966)
Norwegian Krone	45,906,000	United States Dollar	4,534,946	2/5/2026	19,485
United States Dollar	6,784,055	New Zealand Dollar	11,723,000	2/5/2026	24,389
Japanese Yen	1,751,494,000	United States Dollar	11,286,672	2/5/2026	(69,285)
United States Dollar	2,428,877	Euro	2,064,000	2/5/2026	(869)
United States Dollar	2,263,000	New Zealand Dollar	3,900,245	2/5/2026	14,057
Citigroup Global Markets, Inc.
United States Dollar	5,942,047	Chinese Yuan Renminbi	41,898,000	2/5/2026	(77,437)
United States Dollar	21,965,661	British Pound	16,676,000	2/5/2026	(511,478)
Deutsche Bank AG
United States Dollar	914,530	British Pound	682,000	1/13/2026	(4,759)
United States Dollar	2,860,851	New Zealand Dollar	4,979,897	2/5/2026	(10,636)

SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Deutsche Bank AG (continued)
United States Dollar	10,147,749	Norwegian Krone	102,457,000	2/5/2026	(17,228)
Swiss Franc	3,266,000	United States Dollar	4,157,533	2/5/2026	(18,290)
United States Dollar	4,514,040	Norwegian Krone	45,732,000	2/5/2026	(23,129)
United States Dollar	7,362,662	New Zealand Dollar	12,931,538	2/5/2026	(93,866)
United States Dollar	5,458,904	New Zealand Dollar	9,419,000	2/5/2026	27,761
British Pound	2,158,350	United States Dollar	2,850,447	2/5/2026	58,736
Australian Dollar	11,301,000	United States Dollar	7,347,537	2/5/2026	195,448
Norwegian Krone	729,404,852	United States Dollar	71,161,204	2/5/2026	1,204,602
Swiss Franc	13,158,000	United States Dollar	16,455,189	2/5/2026	220,915
Japanese Yen	846,320,203	United States Dollar	5,472,594	2/5/2026	(52,363)
Goldman Sachs & Co. LLC
United States Dollar	50,491,037	Brazilian Real	272,076,000	1/5/2026	904,180
United States Dollar	49,446,787	Brazilian Real	272,076,000	1/5/2026	(140,070)
Brazilian Real	272,076,000	United States Dollar	49,446,787	1/5/2026	140,070
Brazilian Real	272,076,000	United States Dollar	49,182,213	1/5/2026	404,644
United States Dollar	9,041,425	Australian Dollar	13,720,000	1/13/2026	(115,416)
United States Dollar	7,475,187	Indonesian Rupiah	124,302,636,000	1/13/2026	21,661
United States Dollar	9,454,173	Mexican Peso	173,446,000	1/13/2026	(165,896)
United States Dollar	2,915,220	Peruvian Sol	9,824,000	1/13/2026	(5,981)
Hungarian Forint	540,256,000	United States Dollar	1,646,124	1/13/2026	4,362
United States Dollar	48,816,004	Brazilian Real	272,076,000	2/3/2026	(406,661)
United States Dollar	2,847,023	Australian Dollar	4,286,000	2/5/2026	(13,718)
Euro	70,567,461	United States Dollar	81,938,913	2/5/2026	1,133,260
Euro	6,798,000	United States Dollar	8,016,569	2/5/2026	(13,948)
Swedish Krona	124,222,000	United States Dollar	13,134,761	2/5/2026	383,832
British Pound	7,577,251	United States Dollar	10,020,831	2/5/2026	192,345
Euro	2,751,000	United States Dollar	3,194,739	2/5/2026	43,744
United States Dollar	1,603,845	New Zealand Dollar	2,788,103	2/5/2026	(3,819)
Australian Dollar	25,375,580	United States Dollar	16,372,299	2/5/2026	564,929
Swedish Krona	26,242,000	Euro	2,410,379	2/5/2026	18,310
United States Dollar	4,160,113	New Zealand Dollar	7,188,000	2/5/2026	15,399
Swiss Franc	2,635,676	United States Dollar	3,337,173	2/5/2026	3,213
Euro	4,844,000	United States Dollar	5,683,548	2/5/2026	18,820
United States Dollar	22,162,048	Euro	18,846,000	2/5/2026	(23,505)
United States Dollar	14,340,676	Norwegian Krone	146,011,000	2/5/2026	(145,385)
United States Dollar	1,765,410	Brazilian Real	9,673,000	2/5/2026	16,094
Euro	1,946,651	Australian Dollar	3,433,000	2/5/2026	205
Australian Dollar	4,288,000	United States Dollar	2,833,956	2/5/2026	28,119
Euro	6,331,000	United States Dollar	7,466,902	2/5/2026	(14,034)
Euro	4,399,000	United States Dollar	5,192,580	2/5/2026	(14,067)
United States Dollar	4,200,561	Swiss Franc	3,325,000	2/5/2026	(13,457)
Australian Dollar	5,910,000	United States Dollar	3,950,587	2/5/2026	(5,888)
Canadian Dollar	8,874,252	United States Dollar	6,344,865	2/5/2026	131,096
United States Dollar	4,522,651	Norwegian Krone	45,690,000	2/5/2026	(10,351)
Australian Dollar	3,917,000	United States Dollar	2,591,342	2/5/2026	23,105

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
British Pound	12,763,000	United States Dollar	16,863,024	2/5/2026	339,885
Australian Dollar	4,266,000	United States Dollar	2,772,593	2/5/2026	74,799
United States Dollar	8,171,964	Euro	6,997,000	2/5/2026	(64,920)
United States Dollar	8,594,568	Japanese Yen	1,325,664,000	2/5/2026	104,395
New Zealand Dollar	4,002,000	United States Dollar	2,298,833	2/5/2026	8,783
Euro	4,048,000	United States Dollar	4,771,139	2/5/2026	(5,824)
United States Dollar	2,953,576	New Zealand Dollar	5,127,060	2/5/2026	(2,767)
United States Dollar	5,683,244	New Zealand Dollar	9,719,000	2/5/2026	79,115
Japanese Yen	443,331,000	United States Dollar	2,872,576	2/5/2026	(33,277)
United States Dollar	4,229,686	Swedish Krona	38,937,000	2/5/2026	(7,675)
Swiss Franc	2,470,000	United States Dollar	3,153,128	2/5/2026	(22,715)
United States Dollar	5,665,088	British Pound	4,257,000	2/5/2026	(72,810)
Euro	8,947,000	United States Dollar	10,511,565	2/5/2026	20,864
Canadian Dollar	10,589,000	United States Dollar	7,612,120	2/5/2026	115,174
United States Dollar	2,297,668	Euro	1,958,000	2/5/2026	(7,294)
Swiss Franc	2,804,000	United States Dollar	3,509,031	2/5/2026	44,685
United States Dollar	5,290,112	Australian Dollar	7,979,000	2/5/2026	(35,565)
United States Dollar	42,954	New Zealand Dollar	75,462	2/5/2026	(558)
HSBC Securities (USA), Inc.
British Pound	1,020,000	United States Dollar	1,369,500	1/13/2026	5,389
Canadian Dollar	445,000	United States Dollar	322,981	1/13/2026	1,426
United States Dollar	3,913,717	Swedish Krona	36,765,000	1/13/2026	(82,383)
United States Dollar	2,622,427	Danish Krone	16,792,000	1/13/2026	(21,666)
Swedish Krona	19,596,000	United States Dollar	2,087,490	1/13/2026	42,459
United States Dollar	4,344,667	Singapore Dollar	5,609,000	1/13/2026	(22,830)
United States Dollar	168,910,076	Japanese Yen	26,097,909,000	1/13/2026	2,103,070
United States Dollar	155,103,691	Chinese Yuan Renminbi	1,093,745,625	1/13/2026	(1,815,956)
United States Dollar	3,098,992	Chinese Yuan Renminbi	21,849,000	1/13/2026	(35,683)
United States Dollar	355,157,786	Euro	305,140,000	1/13/2026	(3,663,653)
Mexican Peso	7,223,000	United States Dollar	395,102	1/13/2026	5,517
United States Dollar	47,621,350	Canadian Dollar	66,938,785	2/5/2026	(1,227,047)
United States Dollar	44,279,347	Euro	38,139,000	2/5/2026	(617,969)
United States Dollar	23,907,992	South Korean Won	35,073,263,000	2/5/2026	(470,661)
New Zealand Dollar	50,157,000	United States Dollar	28,200,869	2/5/2026	720,446
British Pound	1,771,000	United States Dollar	2,360,041	2/5/2026	27,043
Japanese Yen	429,022,806	United States Dollar	2,764,061	2/5/2026	(16,398)
Swiss Franc	26,048,000	United States Dollar	32,575,351	2/5/2026	437,201
United States Dollar	27,171,017	Colombian Peso	104,789,101,000	2/5/2026	(79,798)
Australian Dollar	5,355,000	United States Dollar	3,585,537	2/5/2026	(11,280)
United States Dollar	5,443,198	New Zealand Dollar	9,495,000	2/5/2026	(31,768)
Euro	2,360,000	United States Dollar	2,747,044	2/5/2026	31,153
J.P. Morgan Securities LLC
United States Dollar	26,673,439	South Korean Won	39,075,254,000	1/13/2026	(463,332)
United States Dollar	915,745	Euro	777,000	1/13/2026	2,052
Japanese Yen	982,272,000	United States Dollar	6,263,276	2/5/2026	27,654

SCHEDULE OF INVESTMENTS (continued)
Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities LLC (continued)
Japanese Yen	935,768,000	United States Dollar	6,004,635	2/5/2026	(11,539)
Japanese Yen	779,676,000	United States Dollar	4,981,511	2/5/2026	11,899
Morgan Stanley & Co. LLC
Canadian Dollar	1,060,000	United States Dollar	760,121	1/13/2026	12,625
Euro	3,114,000	United States Dollar	3,666,028	1/13/2026	(4,201)
United States Dollar	7,569,971	Euro	6,488,000	1/13/2026	(59,423)
New Zealand Dollar	8,880,000	United States Dollar	5,106,808	1/13/2026	8,650
United States Dollar	92,791,408	Australian Dollar	141,396,000	1/13/2026	(1,577,449)
United States Dollar	39,181,006	Euro	33,400,000	1/13/2026	(94,855)
United States Dollar	2,910,974	Polish Zloty	10,594,000	1/13/2026	(39,770)
United States Dollar	188,747,056	British Pound	142,489,000	1/13/2026	(3,318,213)
United States Dollar	3,303,956	Euro	2,806,000	1/13/2026	4,313
United States Dollar	4,372,011	Czech Koruna	90,694,000	1/13/2026	(40,650)
United States Dollar	713,530	Euro	610,000	1/13/2026	(3,783)
United States Dollar	16,747,080	Swiss Franc	13,374,000	1/13/2026	(160,905)
United States Dollar	7,352,693	New Zealand Dollar	12,827,000	2/5/2026	(43,557)
Canadian Dollar	32,103,000	United States Dollar	22,962,879	2/5/2026	464,199
New Zealand Dollar	50,157,000	United States Dollar	28,201,175	2/5/2026	720,140
United States Dollar	3,785,971	Swiss Franc	3,029,000	2/5/2026	(52,904)
Japanese Yen	44,895,797	United States Dollar	290,461	2/5/2026	(2,927)
Euro	70,567,462	United States Dollar	81,944,418	2/5/2026	1,127,755
British Pound	1,208,399	United States Dollar	1,600,993	2/5/2026	27,776
Canadian Dollar	11,561,748	United States Dollar	8,263,810	2/5/2026	173,344
RBC Capital Markets, LLC
United States Dollar	54,557,085	British Pound	41,398,712	2/5/2026	(1,243,141)
United States Dollar	99,974,524	Swiss Franc	80,199,963	2/5/2026	(1,668,806)
UBS Securities LLC
Swiss Franc	2,299,324	United States Dollar	2,895,415	2/5/2026	18,688
Gross Unrealized Appreciation					13,136,368
Gross Unrealized Depreciation					(26,876,516)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit iTraxx Europe Crossover Index Series 44, Paid 3 Month Fixed Rate of 5.00%	12/20/2030	9,854,052	(1,104,396)	(991,770)	(112,626)
Markit iTraxx Europe Senior Financials Index Series 44, Paid 3 Month Fixed Rate of 1.00%	12/20/2030	272,822,680	(5,890,551)	(5,012,873)	(877,678)
Sold Contracts:(c)
Markit CDX North America Investment Grade Index Series 45, Received 3 Month Fixed Rate of 1.00%	12/20/2030	369,598,000	8,471,745	8,361,785	109,960

Centrally Cleared Credit Default Swaps (continued)
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts: (continued)(c)
Markit iTraxx Europe Index Series 44, Received 3 Month Fixed Rate of 1.00%	12/20/2030	398,216,520	9,308,324	8,029,938	1,278,386
Gross Unrealized Appreciation					1,388,346
Gross Unrealized Depreciation					(990,304)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

OTC Credit Default Swaps
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Bank of America Corp.
YUM! Brands, 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	7,930,000	(143,549)	(22,447)	(121,102)
YUM! Brands, 3.63%, 3/15/2031, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	5,280,000	(95,579)	(18,512)	(77,067)
Barclays Capital, Inc.
Teva Pharmaceuticals Industries Ltd., 3.15%, 10/1/2026, Paid 3 Month Fixed Rate of 1.00%	12/20/2030	2,993,000	(45,632)	(0)(c)	(45,632)
BNP Paribas Corp.
Intesa Sanpaolo SpA, 4.20%, 6/1/2032, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	14,313,936	(190,024)	237,099	(427,123)
UniCredit SpA, 2.73%, 1/15/2032, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	13,890,864	(138,338)	256,624	(394,962)
Citigroup Global Markets, Inc.
Mediobanca Banca di Credito Finanziario SpA, 2.30%, 11/23/2030, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	7,168,720	(61,710)	112,691	(174,401)
Goldman Sachs & Co. LLC
TransDigm Inc., 5.50%, 11/15/2027, Paid 3 Month Fixed Rate of 5.00%	12/20/2029	5,560,000	(876,903)	(703,583)	(173,320)
Morgan Stanley & Co. LLC
Teva Pharmaceuticals Industries Ltd., 3.15%, 10/1/2026, Paid 3 Month Fixed Rate of 1.00%	12/20/2030	1,180,000	(17,991)	516	(18,507)
Sold Contracts:(d)
BNP Paribas Corp.
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	3,654,872	(8,917)	(43,728)	34,811

SCHEDULE OF INVESTMENTS (continued)
OTC Credit Default Swaps (continued)
Reference Obligations/ Counterparty	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts: (continued)(d)
BNP Paribas Corp. (continued)
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	1,386,736	(3,383)	(21,779)	18,396
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	3,572,608	(8,717)	(54,166)	45,449
Goldman Sachs & Co. LLC
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	12/20/2029	1,821,560	(4,445)	(20,683)	16,238
Electrolux AB, 2.50%, 5/18/2030, Received 3 Month Fixed Rate of 1.00%	6/20/2029	4,700,800	9,394	(90,411)	99,805
Virgin Media Finance PLC, 3.75%, 7/15/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	6,228,560	411,775	172,242	239,533
Ziggo BondCo, 5.13%, 2/28/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	3,196,544	164,011	137,982	26,029
Ziggo BondCo, 5.13%, 2/28/2030, Received 3 Month Fixed Rate of 5.00%	12/20/2029	3,455,088	177,277	148,821	28,456
Gross Unrealized Appreciation					508,717
Gross Unrealized Depreciation					(1,432,114)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)	Amount is less than $1.
(d)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 12 Month Fixed at 2.65%	EUR - 6 Month EURIBOR at 2.13%	11/6/2035	56,703,400	(1,315,555)	—	(1,315,555)
EUR - 6 Month EURIBOR at 2.13%	EUR - 12 Month Fixed at 2.65%	11/6/2035	56,703,400	(1,298,116)	—	(1,298,116)
SEK - 3 Month STIBOR at 1.93%	SEK - 12 Month Fixed at 2.72%	11/6/2035	57,024,928	913,815	—	913,815
SEK - 3 Month STIBOR at 1.93%	SEK - 12 Month Fixed at 2.75%	11/6/2035	57,024,928	322,148	—	322,148
EUR - 12 Month Fixed at 2.70%	EUR - 6 Month EURIBOR at 2.14%	11/14/2035	9,918,688	(185,515)	—	(185,515)
SEK - 3 Month STIBOR at 1.92%	SEK - 12 Month Fixed at 2.82%	11/14/2035	10,055,939	74,659	—	74,659
EUR - 12 Month Fixed at 2.76%	EUR - 6 Month EURIBOR at 2.12%	11/25/2035	261,717,040	(3,500,453)	499,877	(4,000,330)
EUR Maturity Fixed at 2.80%	EUR - CPTFEMU at Maturity	7/28/2053	12,359,578	2,076,406	1,976,408	99,998

Centrally Cleared Interest Rate Swaps (continued)
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	7/28/2053	15,405,000	(212,547)	(599,117)	386,570
EUR Maturity Fixed at 2.50%	EUR - CPTFEMU at Maturity	12/7/2053	38,523,056	3,405,712	726,401	2,679,311
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.45%	12/7/2053	48,869,000	(137,666)	48,858	(186,524)
EUR - 6 Month EURIBOR at 2.12%	EUR - 12 Month Fixed at 3.08%	11/25/2055	116,591,592	3,723,555	(333,442)	4,056,997
Gross Unrealized Appreciation						8,533,498
Gross Unrealized Depreciation						(6,986,040)

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA
CPURNSA—US CPI Urban Consumers NSA
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
SEK—Swedish Krona
STIBOR—Stockholm Interbank Offered Rate
USD—United States Dollar

OTC Total Return Swaps
Received Reference Entity	Paid Reference Entity	Counterparties	Maturity Date	Notional Amount ($)	Unrealized Appreciation (Depreciation) ($)
EUR - IBOXXMJA at Maturity	EUR - 3 Month EURIBOR at 2.04%	BNP Paribas Corp.	3/20/2026	19,763,534	302,979
EUR - IBOXXMJA at Maturity	EUR - 3 Month EURIBOR at 2.04%	BNP Paribas Corp.	3/20/2026	48,760,824	197,628
EUR - IBOXXMJA at Maturity	EUR - 3 Month EURIBOR at 2.04%	Goldman Sachs & Co. LLC	3/20/2026	50,638,242	487,629
EUR - IBOXXMJA at Maturity	EUR - 3 Month EURIBOR at 2.04%	Goldman Sachs & Co. LLC	3/20/2026	10,341,836	53,023
USD - 3 Month SOFRCOMPOUND at 3.73%	USD - IBOXIG at Maturity	Goldman Sachs & Co. LLC	3/20/2026	31,975,243	(42,186)
Gross Unrealized Appreciation					1,041,259
Gross Unrealized Depreciation					(42,186)

EUR—Euro
EURIBOR—Euro Interbank Offered Rate
IBOXIG—Markit iBoxx $ Investment Grade Corporate Bond Index
IBOXXMJA—Markit iBoxx € Liquid High Yield Index
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate
USD—United States Dollar
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $364,185,935)—Note 1(c):
Unaffiliated issuers	4,355,515,367	4,357,910,465
Affiliated issuers	58,245,551	58,245,551
Cash denominated in foreign currency	13,035,582	13,129,113
Cash collateral held by broker—Note 4		79,029,466
Dividends, interest and securities lending income receivable		48,995,923
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		13,136,368
Receivable for shares of Beneficial Interest subscribed		7,109,672
Unrealized appreciation on over-the-counter swap agreements—Note 4		1,549,976
Receivable for futures variation margin—Note 4		1,488,207
Over-the-counter swap upfront payments—Note 4		1,065,975
Receivable for swap variation margin—Note 4		201,557
Tax reclaim receivable—Note 1(b)		57,114
Prepaid expenses		64,388
		4,581,983,775
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,715,075
Cash overdraft due to Custodian		6,729,312
Payable for shares of Beneficial Interest redeemed		27,398,721
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		26,876,516
Liability for securities on loan—Note 1(c)		21,949,136
Unrealized depreciation on over-the-counter swap agreements—Note 4		1,474,300
Over-the-counter swap upfront receipts—Note 4		975,309
Outstanding options written, at value (premiums received $635,775)—Note 4		70,148
Trustees’ fees and expenses payable		66,772
Other accrued expenses		632,017
		87,887,306
Net Assets ($)		4,494,096,469
Composition of Net Assets ($):
Paid-in capital		4,672,174,391
Total distributable earnings (loss)		(178,077,922)
Net Assets ($)		4,494,096,469

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	169,057,375	7,912,149	3,328,867,702	988,259,243
Shares Outstanding	8,406,823	408,973	163,856,555	48,530,258
Net Asset Value Per Share ($)	20.11	19.35	20.32	20.36
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Income:
Interest (net of $88,025 foreign taxes withheld at source)	150,411,217
Dividends:
Unaffiliated issuers	929,622
Affiliated issuers	2,189,142
Affiliated income net of rebates from securities lending—Note 1(c)	324,867
Total Income	153,854,848
Expenses:
Management fee—Note 3(a)	14,010,450
Shareholder servicing costs—Note 3(c)	3,167,728
Trustees’ fees and expenses—Note 3(d)	421,476
Registration fees	343,677
Administration fee—Note 3(a)	325,173
Prospectus and shareholders’ reports	319,114
Custodian fees—Note 3(c)	307,322
Professional fees	275,499
Loan commitment fees—Note 2	68,038
Distribution Plan fees—Note 3(b)	57,971
Chief Compliance Officer fees—Note 3(c)	24,661
Shareholder and regulatory reports service fees—Note 3(c)	17,167
Miscellaneous	85,217
Total Expenses	19,423,493
Less—reduction in fees due to earnings credits—Note 3(c)	(5,283)
Net Expenses	19,418,210
Net Investment Income	134,436,638
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	31,625,063
Net realized gain (loss) on futures	12,449,488
Net realized gain (loss) on options transactions	1,983,185
Net realized gain (loss) on forward foreign currency exchange contracts	(61,920,226)
Net realized gain (loss) on swap agreements	7,746,280
Net Realized Gain (Loss)	(8,116,210)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	77,821,701
Net change in unrealized appreciation (depreciation) on futures	3,461,716
Net change in unrealized appreciation (depreciation) on options transactions	(51,075)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(47,791,358)
Net change in unrealized appreciation (depreciation) on swap agreements	(8,876,259)
Net Change in Unrealized Appreciation (Depreciation)	24,564,725
Net Realized and Unrealized Gain (Loss) on Investments	16,448,515
Net Increase in Net Assets Resulting from Operations	150,885,153
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment income	134,436,638	97,486,025
Net realized gain (loss) on investments	(8,116,210)	39,925,235
Net change in unrealized appreciation (depreciation) on investments	24,564,725	(13,681,619)
Net Increase (Decrease) in Net Assets Resulting from Operations	150,885,153	123,729,641
Distributions ($):
Distributions to shareholders:
Class A	(5,303,015)	(4,776,994)
Class C	(207,046)	(218,282)
Class I	(112,254,946)	(90,579,337)
Class Y	(23,240,296)	(4,747,795)
Total Distributions	(141,005,303)	(100,322,408)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	57,733,312	42,933,972
Class C	2,584,577	2,431,347
Class I	1,323,467,929	1,085,762,985
Class Y	889,915,458	37,315,347
Distributions reinvested:
Class A	5,111,230	4,617,562
Class C	188,467	198,818
Class I	102,985,095	82,874,944
Class Y	21,322,858	4,098,581
Cost of shares redeemed:
Class A	(44,175,259)	(41,724,166)
Class C	(3,175,985)	(5,778,716)
Class I	(787,222,638)	(520,104,363)
Class Y	(34,412,074)	(94,690,694)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,534,322,970	597,935,617
Total Increase (Decrease) in Net Assets	1,544,202,820	621,342,850
Net Assets ($):
Beginning of Period	2,949,893,649	2,328,550,799
End of Period	4,494,096,469	2,949,893,649

	Year Ended December 31,
	2025	2024
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	2,849,558	2,130,950
Shares issued for distributions reinvested	253,427	231,493
Shares redeemed	(2,185,387)	(2,089,280)
Net Increase (Decrease) in Shares Outstanding	917,598	273,163
Class C(a)
Shares sold	132,081	126,188
Shares issued for distributions reinvested	9,718	10,357
Shares redeemed	(162,960)	(300,008)
Net Increase (Decrease) in Shares Outstanding	(21,161)	(163,463)
Class I(b)
Shares sold	64,765,884	53,579,224
Shares issued for distributions reinvested	5,053,879	4,112,407
Shares redeemed	(38,482,210)	(25,687,267)
Net Increase (Decrease) in Shares Outstanding	31,337,553	32,004,364
Class Y
Shares sold	42,829,094	1,835,019
Shares issued for distributions reinvested	1,046,170	202,962
Shares redeemed	(1,687,905)	(4,591,041)
Net Increase (Decrease) in Shares Outstanding	42,187,359	(2,553,060)

(a)	During the period ended December 31, 2025, 36 Class C shares representing $688 were automatically converted to 34 Class A shares.
(b)	During the period ended December 31, 2024, 386 Class A shares representing $7,964 were exchanged for 382 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended December 31,
Class A Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.91	19.69	18.63	21.50	23.07
Investment Operations:
Net investment income(a)	.72	.68	.60	.35	.27
Net realized and unrealized gain (loss) on investments	.13	.19	.81	(2.42)	(.67 )
Total from Investment Operations	.85	.87	1.41	(2.07)	(.40 )
Distributions:
Dividends from net investment income	(.65 )	(.65 )	(.35 )	(.72 )	(.23 )
Dividends from net realized gain on investments	-	-	-	(.08 )	(.94 )
Total Distributions	(.65 )	(.65 )	(.35 )	(.80 )	(1.17)
Net asset value, end of period	20.11	19.91	19.69	18.63	21.50
Total Return (%)(b)	4.31	4.45	7.45 (c)	(9.66)	(1.74)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.84	.85	.84	.81
Ratio of net expenses to average net assets	.86 (d)	.84 (d)	.85 (d)	.84 (d)	.81
Ratio of net investment income to average net assets	3.53 (d)	3.40 (d)	3.14 (d)	1.74 (d)	1.20
Portfolio Turnover Rate	85.94	111.62	117.24	158.30 (e)	134.26 (e)
Net Assets, end of period ($ x 1,000)	169,057	149,103	142,091	92,286	115,561

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022 and 2021 were 154.95% and 101.63%, respectively.
See notes to financial statements.

	Year Ended December 31,
Class C Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	19.18	19.00	18.09	20.97	22.62
Investment Operations:
Net investment income(a)	.55	.51	.44	.20	.10
Net realized and unrealized gain (loss) on investments	.14	.18	.78	(2.35)	(.66 )
Total from Investment Operations	.69	.69	1.22	(2.15)	(.56 )
Distributions:
Dividends from net investment income	(.52 )	(.51 )	(.31 )	(.65 )	(.15 )
Dividends from net realized gain on investments	-	-	-	(.08 )	(.94 )
Total Distributions	(.52 )	(.51 )	(.31 )	(.73 )	(1.09)
Net asset value, end of period	19.35	19.18	19.00	18.09	20.97
Total Return (%)(b)	3.54	3.71	6.62 (c)	(10.31)	(2.49)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.55	1.59	1.60	1.57	1.54
Ratio of net expenses to average net assets	1.55 (d)	1.59 (d)	1.60 (d)	1.57 (d)	1.54
Ratio of net investment income to average net assets	2.84 (d)	2.66 (d)	2.38 (d)	1.01 (d)	.45
Portfolio Turnover Rate	85.94	111.62	117.24	158.30 (e)	134.26 (e)
Net Assets, end of period ($ x 1,000)	7,912	8,251	11,280	17,239	31,266

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022 and 2021 were 154.95% and 101.63%, respectively.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Class I Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.11	19.88	18.76	21.62	23.18
Investment Operations:
Net investment income(a)	.79	.75	.67	.41	.34
Net realized and unrealized gain (loss) on investments	.14	.19	.81	(2.42)	(.68 )
Total from Investment Operations	.93	.94	1.48	(2.01)	(.34 )
Distributions:
Dividends from net investment income	(.72 )	(.71 )	(.36 )	(.77 )	(.28 )
Dividends from net realized gain on investments	-	-	-	(.08 )	(.94 )
Total Distributions	(.72 )	(.71 )	(.36 )	(.85 )	(1.22)
Net asset value, end of period	20.32	20.11	19.88	18.76	21.62
Total Return (%)	4.63	4.76	7.78 (b)	(9.35)	(1.47)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54	.54	.54	.53	.50
Ratio of net expenses to average net assets	.54 (c)	.54 (c)	.54 (c)	.53 (c)	.50
Ratio of net investment income to average net assets	3.85 (c)	3.70 (c)	3.45 (c)	2.06 (c)	1.50
Portfolio Turnover Rate	85.94	111.62	117.24	158.30 (d)	134.26 (d)
Net Assets, end of period ($ x 1,000)	3,328,868	2,664,698	1,997,948	1,559,352	2,434,544

(a)	Based on average shares outstanding.
(b)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022 and 2021 were 154.95% and 101.63%, respectively.
See notes to financial statements.

	Year Ended December 31,
Class Y Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	20.15	19.92	18.79	21.65	23.20
Investment Operations:
Net investment income(a)	.80	.77	.68	.43	.35
Net realized and unrealized gain (loss) on investments	.14	.19	.81	(2.43)	(.68 )
Total from Investment Operations	.94	.96	1.49	(2.00)	(.33 )
Distributions:
Dividends from net investment income	(.73 )	(.73 )	(.36 )	(.78 )	(.28 )
Dividends from net realized gain on investments	-	-	-	(.08 )	(.94 )
Total Distributions	(.73 )	(.73 )	(.36 )	(.86 )	(1.22)
Net asset value, end of period	20.36	20.15	19.92	18.79	21.65
Total Return (%)	4.69	4.87	7.84 (b)	(9.30)	(1.39)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.49	.47	.47	.46	.45
Ratio of net expenses to average net assets	.49 (c)	.47 (c)	.47 (c)	.46 (c)	.45
Ratio of net investment income to average net assets	3.90 (c)	3.79 (c)	3.52 (c)	2.13 (c)	1.55
Portfolio Turnover Rate	85.94	111.62	117.24	158.30 (d)	134.26 (d)
Net Assets, end of period ($ x 1,000)	988,259	127,841	177,231	192,439	250,474

(a)	Based on average shares outstanding.
(b)	The total return for the class was not materially impacted by the reimbursement to the fund for fund losses relating to the processing of foreign futures variation margin.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended December 31, 2022 and 2021 were 154.95% and 101.63%, respectively.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Fixed Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to maximize total return while realizing a market level of income, consistent with preserving principal and liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), forward foreign currency exchange contracts (“forward contracts”), futures and options, are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by a Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund  may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	105,148,942	—	105,148,942
Collateralized Loan Obligations	—	30,287,365	—	30,287,365
Commercial Mortgage-Backed	—	30,211,353	—	30,211,353
Corporate Bonds and Notes	—	315,665,821	—	315,665,821

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Foreign Governmental	—	1,385,603,799	—	1,385,603,799
U.S. Government Agencies Mortgage-Backed	—	473,951,609	—	473,951,609
U.S. Treasury Securities	—	2,017,001,341	—	2,017,001,341
Investment Companies	58,245,551	—	—	58,245,551
	58,245,551	4,357,870,230	—	4,416,115,781
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	13,136,368	—	13,136,368
Futures††	7,812,032	—	—	7,812,032
Options Purchased	—	40,235	—	40,235
Swap Agreements††	—	11,471,820	—	11,471,820
	7,812,032	24,648,423	—	32,460,455
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(26,876,516)	—	(26,876,516)
Futures††	(4,817,786)	—	—	(4,817,786)
Options Written	—	(70,148)	—	(70,148)
Swap Agreements††	—	(9,450,644)	—	(9,450,644)
	(4,817,786)	(36,397,308)	—	(41,215,094)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is

NOTES TO FINANCIAL STATEMENTS (continued)
either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2025, BNY earned $45,717 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	364,185,935
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(364,185,935)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes

NOTES TO FINANCIAL STATEMENTS (continued)
in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Foreign Government Obligations and Securities of Supranational Entities Risk: Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries, including emerging market countries, creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
A portion of the fund’s distributions could potentially be treated as a return of capital. During the reporting period, the fund did not have a return of capital.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (continued)
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: accumulated capital and other losses $161,519,238 and unrealized appreciation $2,127,030. In addition, the fund had $18,685,714 of late year ordinary losses, which were deferred for tax purposes to the first day of the following fiscal year.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2025. The fund has $60,624,125 of short-term capital losses and $60,374,197 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: ordinary income $141,005,303 and $100,322,408, respectively.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee, Administration Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with the Adviser, whereby the Adviser performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate the Adviser for providing accounting and recordkeeping services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.
In addition, after applying any expense limitations or fee waivers that reduce the fees paid to the Adviser for this service, the Adviser has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both the Adviser’s costs in providing these services and a reasonable allocation of the costs incurred by the Adviser and its affiliates related to the support and oversight of these services. The fund also reimburses the Adviser for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $325,173 during the period ended December 31, 2025.
During the period ended December 31, 2025, the Distributor retained $3,903 from commissions earned on sales of the fund’s Class A shares, $172 and $2,181 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended December 31, 2025, Class C shares were charged $57,971 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2025, Class A and Class C shares were charged $393,562 and $19,324, respectively, pursuant to the Shareholder Services Plan.
Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2025, the fund was charged $32,905 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5,283.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2025, the fund was charged $307,322 pursuant to the custody agreement.
During the period ended December 31, 2025, the fund was charged $24,661 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended December 31, 2025, the Custodian was compensated $17,167 for financial reporting and regulatory services.

NOTES TO FINANCIAL STATEMENTS (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $1,536,561, Administration fees of $39,167, Distribution Plan fees of $5,030, Shareholder Services Plan fees of $37,598, Custodian fees of $75,000, Chief Compliance Officer fees of $4,624, Transfer Agent fees of $7,095 and Shareholder and regulatory reports service fees of $10,000.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended December 31, 2025, amounted to $4,324,894,044 and $2,934,797,745, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended December 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2025 are set forth in the fund’s Schedule of Investments.
Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of foreign currencies, credit, or as a substitute for an investment. The fund is subject to market risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.
As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the underlying price of the instrument above the strike price, respectively.
As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.
As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss

NOTES TO FINANCIAL STATEMENTS (continued)
from a change in value of such options which may exceed the related premiums received. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.
Purchased and written options on swaps (“swaptions”) are used primarily to preserve a return or spread on a particular investment or portion of the fund holdings. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option. Options purchased and written open at December 31, 2025 are set forth in the Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at December 31, 2025 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of

NOTES TO FINANCIAL STATEMENTS (continued)
these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at December 31, 2025 which are set forth in the Schedule of Investments.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at December 31, 2025 are set forth in the Schedule of Investments.
Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The underlying reference asset could be a security, an index, or basket of investments. Total return swaps open at December 31, 2025 are set forth in the Schedule of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at December 31, 2025 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of December 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	16,345,530 (1),(2)	Interest Rate Risk	(11,803,826)(1),(2)
Equity Risk	1,041,259 (1)	Equity Risk	(42,186)(1)

NOTES TO FINANCIAL STATEMENTS (continued)
(continued)	Derivative Assets ($)		Derivative Liabilities ($)
Foreign Exchange Risk	13,136,368 (3)	Foreign Exchange Risk	(26,876,516)(3)
Credit Risk	1,937,298 (1),(4)	Credit Risk	(2,492,566)(1),(5)
Gross fair value of derivative contracts	32,460,455		(41,215,094)

Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Schedule of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, are reported in the Statement of Assets and Liabilities.

(2)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(3)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(4)	Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
(5)	Outstanding options written, at value.
The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Options Transactions(2)	Forward Contracts(3)	Swap Agreements(4)	Total
Interest Rate	12,449,488	-	-	13,752,138	26,201,626
Equity	-	-	-	(3,751,074)	(3,751,074)
Foreign Exchange	-	(293,283)	(61,920,226)	-	(62,213,509)
Credit	-	2,276,468	-	(2,254,784)	21,684
Total	12,449,488	1,983,185	(61,920,226)	7,746,280	(39,741,273)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(5)	Options Transactions(6)	Forward Contracts(7)	Swap Agreements(8)	Total
Interest Rate	3,461,716	-	-	(10,314,588)	(6,852,872)
Equity	-	-	-	1,917,511	1,917,511
Foreign Exchange	-	(143,496)	(47,791,358)	-	(47,934,854)
Credit	-	92,421	-	(479,182)	(386,761)
Total	3,461,716	(51,075)	(47,791,358)	(8,876,259)	(53,256,976)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on options transactions.
(3)	Net realized gain (loss) on forward foreign currency exchange contracts.
(4)	Net realized gain (loss) on swap agreements.
(5)	Net change in unrealized appreciation (depreciation) on futures.
(6)	Net change in unrealized appreciation (depreciation) on options transactions.
(7)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(8)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net

NOTES TO FINANCIAL STATEMENTS (continued)
information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At December 31, 2025, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	7,812,032	(4,817,786)
Options	40,235	(70,148)
Forward contracts	13,136,368	(26,876,516)
Swap agreements	11,471,820	(9,450,644)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	32,460,455	(41,215,094)
Derivatives not subject to Master Agreements	(17,733,876)	12,794,130
Total gross amount of assets and liabilities subject to Master Agreements	14,726,579	(28,420,964)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2025:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Bank of America Corp.	142	(142)	-	-
Barclays Capital, Inc.	562,946	(562,946)	-	-
BNP Paribas Corp.	657,194	(657,194)	-	-
Deutsche Bank AG	1,707,462	(220,271)	(1,487,191)	-
Goldman Sachs & Co. LLC	5,785,801	(1,561,107)	(4,224,694)	-
HSBC Securities (USA), Inc.	3,373,704	(3,373,704)	-	-
J.P. Morgan Securities LLC	41,605	(41,605)	-	-
Morgan Stanley & Co. LLC	2,579,037	(2,579,037)	-	-
UBS Securities LLC	18,688	-	-	18,688
Total	14,726,579	(8,996,006)	(5,711,885)	18,688

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Bank of America Corp.	(206,743)	142	206,601	-
Barclays Capital, Inc.	(4,836,153)	562,946	4,273,207	-
BNP Paribas Corp.	(3,862,172)	657,194	2,990,000	(214,978)
Citigroup Global Markets, Inc.	(763,316)	-	458,000	(305,316)
Deutsche Bank AG	(220,271)	220,271	-	-
Goldman Sachs & Co. LLC	(1,561,107)	1,561,107	-	-
HSBC Securities (USA), Inc.	(8,097,092)	3,373,704	4,121,000	(602,388)

NOTES TO FINANCIAL STATEMENTS (continued)
Counterparty (continued)	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
J.P. Morgan Securities LLC	(474,871)	41,605	433,266	-
Morgan Stanley & Co. LLC	(5,487,292)	2,579,037	2,908,255	-
RBC Capital Markets, LLC	(2,911,947)	-	2,880,000	(31,947)
Total	(28,420,964)	8,996,006	18,270,329	(1,154,629)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended December 31, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Long	1,284,743,324
Interest Rate Futures Short	901,518,508
Options Contracts:
Credit Purchased Options	224,816
Credit Written Options	907,826
Currency Purchased Options	110,638
Currency Written Options	90,627
Forward Contracts:
Forward Contracts Purchased in USD	675,958,921
Forward Contracts Sold in USD	2,086,773,367
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended December 31, 2025:
Average Notional Value ($)
Swap Agreements:
Equity Total Return Swaps Pays Fixed Rate	137,396,661
Equity Total Return Swaps Receives Fixed Rate	41,138,706
Credit Default Swaps Buy Protection	528,330,351
Credit Default Swaps Sell Protection	759,229,754
Interest Rate Swap Pays Fixed Rate	131,872,174
Interest Rate Swap Receives Fixed Rate	273,883,289
At December 31, 2025, the cost of investments for federal income tax purposes was $4,416,322,443; accordingly, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $1,701,638, consisting of $87,312,014 gross unrealized appreciation and $85,610,376 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon Global Fixed Income Fund and Board of Trustees of BNY Mellon Investment Funds I:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Fixed Income Fund (the Fund), a series of BNY Mellon Investment Funds I, including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more BNY Mellon Investment Adviser, Inc. investment companies since 1994.
New York, New York
February 20, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable but not less than 50.92% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
A special meeting of the fund’s shareholders was held on November 20, 2025 for the election of additional Board members whose terms commenced on January 1, 2026. The results were as follows:
	Shares
	For	Withheld
To elect six Board Members to the Board of Trustees of the Fund:
Andrew J. Donohue	137,780,312	1,215,294
Joan L. Gulley	137,802,019	1,193,587
Alan H. Howard	137,840,839	1,154,766
Robin A. Melvin	137,768,975	1,226,630
Bradley J. Skapyak	137,763,522	1,232,084
Burton N. Wallack	137,793,180	1,202,426

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $446,137.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-6940NCSRAR1225

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds I

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 4, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: March 3, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)